Effect of Recent Accounting Standards	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

Note 24:      Effect of Recent Accounting Standards

ASU No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.

In April 2011, FASB issued ASU No. 2011-02 due to concerns about whether additional guidance or clarification is needed to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist:

1)	The restructuring constitutes a concession.
2)	The debtor is experiencing financial difficulties.

The amendments in this update are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.

The Company adopted this standard effective July 1, 2011 retroactive to January 1, 2011. The effect of this adoption has had no impact on the financial results of the Company. These new disclosures are included in Note 4 – Loans and Allowance for Loan Losses.

ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (April 2011).

In April 2011, FASB issued ASU No. 2011-03 in order to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The transferor is deemed to have maintained effective control over the financial assets transferred (and thus must account for the transaction as a secured borrowing), for agreements that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity, if all of the following conditions are met:

1)	The financial assets to be repurchased or redeemed are the same or substantially the same as those transferred.
2)	The agreement is to repurchase or redeem them before maturity, at a fixed or determinable price.
3)	The agreement is entered into contemporaneously with, or in contemplation of, the transfer.

The amendments in this update are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. Management has determined there will be no material impact on Rurban’s Condensed Consolidated Financial Statements.

 ASU 2011-04, Fair Value Measurements and Disclosures (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

The ASU amends Topic 820 to add both additional clarifications to existing fair value measurement and disclosure requirements and changes to existing principles and disclosure guidance. Clarifications were made to the relevancy of the highest and best use valuation concept, measurement of an instrument classified in an entity’s shareholder’s equity and disclosure of quantitative information about the unobservable inputs for level 3 fair value measurements. Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements. The updated guidance and requirements are effective for financial statements issued for the first interim or annual period beginning after December 15, 2011, and should be applied prospectively. Early adoption is permitted. Management does not believe the principle amendments will have a material impact on Rurban’s Condensed Consolidated Financial Statements.

ASU 2011-05, Other Comprehensive Income (Topic 220): Presentation of Comprehensive Income.

The ASU amends Topic 220 to require an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. An entity is also required to present on the face of the financial statement reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments do not change items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, only the format for presentation. The updated guidance and requirements are effective for financial statements issued for the fiscal years, and the interim periods within those years, beginning after December 15, 2011. The amendments should be applied retrospectively. On October 21, 2011, the FASB exposed a proposed deferral of the requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements. Early adoption is permitted. Management is currently evaluating the impact of the guidance on Rurban’s Condensed Consolidated Financial Statements.

ASC 2011-08 – Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.

The ASU amends Topic 350 to permit an entity the option to first assess qualitative factors to determine whether it is more likely than not (50% threshold) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Management anticipates no material effect to Rurban’s Condensed Consolidated Financial Statements.